LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED AUGUST 31, 2012

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED MAY 1, 2012, OF

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO – CLASS I AND CLASS II

Prospectus

The following information amends the section labeled "Performance" in the fund's Prospectus:

Effective October 1, 2012, the fund will change its performance benchmark from the S&P Mid Cap 400 Index to the Russell Mid Cap Index. Management believes the Russell Mid Cap Index is a more appropriate benchmark for the fund since it is more widely used by institutional investors for evaluating mid cap portfolios and as a result will provide shareholders with a better tool for assessing the fund's success relative to its investment objective and comparable funds.